As filed with the U.S. Securities and Exchange Commission on September 18, 2023

File No. 333-195493
File No. 811-22961

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 274	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 277	☒

EA Series Trust
(Exact Name of Registrant as Specified in Charter)

19 East Eagle Road
Havertown, Pennsylvania 19083
(Address of Principal Executive Offices, Zip Code)

(215) 882-9983
(Registrant’s Telephone Number, including Area Code)

Patrick R. Cleary
19 East Eagle Road
Havertown, Pennsylvania 19083
(Name and Address of Agent for Service)

Copy to:
Karen Aspinall, Esq.
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	On October 03, 2023, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 241  (the “Amendment”) to its Registration Statement (filed on June 14, 2023) with respect to its series, the WHITEWOLF Publicly Listed Private Equity ETF and WHITEWOLF Commercial Real Estate Finance Income ETF until October 03, 2023. Parts A, B of the Amendment are incorporated by reference herein. This amendment also incorporates by reference the information contained in Part C of Post-Effective Amendment No. 273  to the Trust’s Registration Statement, which was filed on September 15, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 274 to the Registrant’s Registration Statement (File No. 333-195493) to be signed on its behalf by the undersigned, duly authorized, in the City of Havertown, Commonwealth of Pennsylvania, on this 18th day of September, 2023.

EA SERIES TRUST

By:	/s/ Patrick R. Cleary
Patrick Cleary
President, Chief Executive Officer and Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Patrick R. Cleary	President, Chief Executive Officer and Secretary	September 18, 2023
Patrick Cleary*

/s/ Sean R. Hegarty	Treasurer, Chief Financial Officer and Comptroller	September 18, 2023
Sean R. Hegarty*

/s/ Wesley R. Gray	Trustee	September 18, 2023
Wesley R. Gray*

/s/ Daniel Dorn	Trustee	September 18, 2023
Daniel Dorn*

/s/ Michael Pagano	Trustee	September 18, 2023
Michael Pagano*

/s/ Emeka Oguh	Trustee	September 18, 2023
Emeka Oguh*

*By:	/s/ Patrick R. Cleary
Patrick R. Cleary
Attorney-in-Fact
*(Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 249 to the Registrant’s registration statement on July 13, 2023.)